Interest and Finance Costs	6 Months Ended
Jun. 30, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
21.	Interest and Finance Costs:

The amounts in the accompanying unaudited interim consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Interest on long-term debt	$3,058,877	$293,527
Interest on long-term debt – related party (Note 3 (e))	—	1,771,836
Amortization and write-off of deferred finance charges	451,227	108,215
Other finance charges (including $0, and $493,992 to related parties for the six months ended June 30, 2024, and 2025, respectively, Note 3(a))	494,590	1,020,543
Total	$4,004,694	$3,194,121